ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Sep. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES
Q&K International Group Limited (the “Company” or “Q&K”), its subsidiaries and consolidated variable interest entities (the “Group”) is a rental apartment operation platform in the People’s Republic of China (the “PRC”), that provides rental and value-added services to young, emerging urban residents since 2012. The Group sources and converts apartments to standardized furnished rooms and leases to young people seeking affordable residence in cities in the PRC
.
As of September 30, 2020, the Company’s significant subsidiaries, variable interest entity (the “VIE”) and the significant subsidiaries of the VIE are as follows:

Entity	Date of incorporation	Place of incorporation	Percentage of legal/beneficial ownership by the Company	Principal activities
Subsidiaries:
QK365.com INC. (BVI)	September 29, 2014	BVI	100%	Holding
QingKe (China) Limited	July 7, 2014	Hong Kong	100%	Holding
Q&K Investment Consulting Co., Ltd. (“Q&K Investment Consulting” or the “WFOE”)	April 2, 2015	PRC	100%	Holding and Operating
Qingke (Shanghai) Artificial Intelligence Technology Co., Ltd. (“Q&K AI”)	May 13, 2019	PRC	100%	Holding and Operating
Chengdu Liwu Apartment Management Co., Ltd	June 19, 2020	PRC	100%	Operating
VIE:
Shanghai Qingke E-Commerce Co., Ltd. (“Q&K E-commerce” or the “VIE”)	August 2, 2013	PRC	100%	Holding and Operating
Subsidiaries of the VIE:
Shanghai Qingke Equipment Rental Co., Ltd. (“Q&K Rental”)	March 17, 2015	PRC	100%	Operating
Shanghai Qingke Public Rental Housing Leasing Management Co., Ltd. (“Qingke Public Rental”)	November 5, 2014	PRC	100%	Operating
Suzhou Qingke Information Technology Co., Ltd. (“Suzhou Qingke”)	April 3, 2014	PRC	100%	Operating
History of the Group and Reorganization
The Group began its operations through Shanghai Q&K Fashion Life Co., Ltd. (“Q&K Fashion”) which was founded on November 8, 2007, by the parents of Jin Guangjie, who had transferred all voting rights to Jin Guangjie (the “Founder” or “CEO”) by proxy agreements. On August 2, 2013, Q&K Fashion incorporated
Q&K E-commerce. During
the period from 2007 to 2014, Q&K Fashion undertook several rounds of equity financing and issued equity with preference rights to third party investors (Series A equity with preference rights). Since the date of incorporation, the Founder had held more than

50
% controlling interests in Q&K Fashion. During 2014, Suzhou Qingke and Qingke Public Rental was formed and held by
Q&K E-commerce in
the PRC to become the main operating entities of the Group.
During 2014-2015, the Group underwent a series of reorganization activities (“the Reorganization”) to redomicile its businesses from PRC to the Cayman Islands for an offshore holding structure.
On August 14, 2014, Q&K was founded in the Cayman Islands as an exempted company with limited liability under the laws of the Cayman Islands, which through an intermediate holding company in Hong Kong established Q&K Investment Consulting, or the “WFOE”) as a wholly-owned subsidiary in the PRC in April 2015.
During March to April 2015, Q&K Fashion, through
Q&K E-commerce, incorporated
Q&K Rental, and transferred its entire net assets to Q&K Rental.
Further, the WFOE entered into a series of contractual arrangements (Note 2) with
Q&K E-commerce (the
“VIE”) and the shareholders of the VIE. The contractual arrangements consisted of the shareholder voting proxy agreement, spousal consent letter, exclusive technology service agreement, exclusive option agreement and equity pledge agreement (the “VIE Agreements”). The Group believes that the VIE Agreements would enable the WFOE to (1) have power to direct the activities that most significantly affects the economic performance of the VIE and its subsidiaries and (2) receive the economic benefits of the VIE and its subsidiaries that could be significant to the VIE. Accordingly, the Group treats Q&K E-commerce and its subsidiaries as VIE and believes that the WFOE is the primary beneficiary of the VIE and its subsidiaries, the Group consolidated the financial results of the VIE.
The Company issued ordinary shares and Series A preferred shares to the shareholders of Q&K Fashion in the same proportions as the percentage of equity interest they held in Q&K Fashion.
Given that all the entities were controlled by the Founder, the above series of transactions were accounted for as a reorganization under common control.
The Company completed its initial public offering (IPO) on the Nasdaq Global Market in November 2019, for a net offering size of approximately US$44,534 (equivalent to RMB289,027). The Company offered 2,700,000 ADSs in the IPO,

with each ADS represents 30 Class A ordinary shares, par value $0.00001 per share at $17 per ADS. In addition, the underwriters of the Company’s IPO have exercised in full their over-allotment option to purchase additional 405,000 ADSs, with each ADS represents 30 Class A ordinary shares, par value $0.00001 per share at $17 per ADS.